GOODWILL (Tables)	12 Months Ended
Feb. 28, 2014
GOODWILL
Schedule of changes in the carrying amount of goodwill
	As of	As of
	February 28,	February 28,
	2013	2014

Gross amount:
Beginning balance	$2,073,091	$2,079,460
Addition	—	6,947,717
Exchange difference	6,369	6,913
Ending balance	2,079,460	9,034,090

Accumulated impairment loss:
Beginning balance	$(1,524,266)	$(1,524,266)
Charge for the year	—	—
Ending balance	(1,524,266)	(1,524,266)
Goodwill, net	$555,194	$7,509,824